                                                         2002 SEMI-ANNUAL REPORT
                                                         JUNE 30, 2002

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                Michael Nugent
CHAIRMAN OF THE BOARD          DIRECTOR
OF DIRECTORS
                               Fergus Reid
Ronald E. Robison              DIRECTOR
PRESIDENT AND DIRECTOR
                               Stefanie V. Chang
John D. Barrett II             VICE PRESIDENT
DIRECTOR
                               Lorraine Truten
Thomas P. Gerrity              VICE PRESIDENT
DIRECTOR
                               Mary E. Mullin
Gerard E. Jones                SECRETARY
DIRECTOR
                               James W. Garrett
Joseph J. Kearns               TREASURER
DIRECTOR
                               Belinda A. Brady
Vincent R. McLean              ASSISTANT TREASURER
DIRECTOR                                             [MORGAN STANLEY LOGO]
                                                     MORGAN STANLEY STRATEGIC
C. Oscar Morong, Jr.                                 ADVISER FUND, INC.
DIRECTOR
                                                     CONSERVATIVE PORTFOLIO
William G. Morton, Jr.                               MODERATE PORTFOLIO
DIRECTOR                                             AGGRESSIVE PORTFOLIO

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co., Inc.
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
J.P. Morgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL
Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019
                                                     MORGAN STANLEY
INDEPENDENT AUDITOR
Ernst & Young LLP                                    INVESTMENT MANAGEMENT INC.
200 Clarendon Street
Boston, Massachusetts 02116                          INVESTMENT ADVISER

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolios, please call 1-800-354-8185 or visit our website at www.morganstanley.com/im.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

TABLE OF CONTENTS

President's Letter                                              2
Managers'Report and Portfolio of Investments by
    Portfolio:
    Conservative Portfolio                                      4
    Moderate Portfolio                                          7
    Aggressive Portfolio                                       10
Statements of Assets and Liabilities                           13
Statements of Operations                                       14
Statements of Changes in Net Assets                            15
Financial Highlights                                           16
Notes to Financial Statements                                  19





This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Strategic Adviser Fund, Inc. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations and describes in detail each of the portfolio's investment policies to the prospective investor call 1-800-354-8185. Please read the prospectus carefully before you invest or send money.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

JUNE 30, 2002

PRESIDENT'S LETTER

DEAR SHAREHOLDERS:
We are pleased to present to you the Fund's Semi-Annual Report for the six months ended June 30, 2002. Our fund currently offers three Portfolios that are intended to provide investors a range of asset class allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for the first half of 2002.

In this Report, you will find portfolio commentary, performance statistics and other useful information for each of the Fund's portfolios.

MARKET OVERVIEW
U.S. equity markets were battered in the first half of the year, obliterating the impressive rally of late 2001. By the close of June, the major indexes were flirting with their September 21st lows. In the meantime, investors took refuge in bonds, sending fixed-income returns soaring.

The tech-heavy NASDAQ Index experienced the steepest drop in the first six months of 2002, falling 25.0% (price return). From its peak in March 2000 through June 2002, the NASDAQ lost 61.0% (price return) of its value. During the first half of the year, the S&P 500 fell by a relatively moderate 13.2%. The Dow Jones Industrials dropped 6.9% over that same time period, while the Russell 2000 Index lost just 4.7%. With these drops, the major indexes all but erased their post-September gains.

Value stocks managed to solidly outpace growth stocks for the first half, while small-cap stocks had stronger performance than large caps. The Barra Value Index declined by 9.5%, outperforming the Barra Growth Index by 16.9%. The large-cap Russell 1000 Index fell 12.8% for the year-to-date, a drop 810 basis points greater than the drop experienced by the small-cap Russell 2000.

Although international markets sagged as measured in local currencies, their performance was significantly boosted by a weakening dollar. The MSCI EAFE Index dropped 14.5% in local terms for the year-to-date, but when measured in U.S. dollars, the MSCI EAFE lost just 1.6%. France and Germany were underperformers for the time period; the MSCI Indexes for both countries dropped about 14% in local currencies. Japan, after years of falling stock prices, enjoyed a significant rebound early in the year for U.S. investors. The MSCI Japan Index fell 1.0% when measured in yen, but actually gained 8.2% in U.S. dollars in the first six months of the year. The U.S. dollar lost a stunning 9.0% of its value, for the year-to-date, compared to both the Japanese yen and the Euro.

After a period of extremely aggressive easing, the Federal Reserve's Board of Governors held interest rates steady in the first six months of the year at 1.75%. The Board changed its bias from weakness in the economy to neutral. Early in the year, the economy seemed well on its way to recovery. GDP in the first quarter was surprisingly robust, growing by 5.0%. The labor market appeared to firm, consumer confidence was on the mend and the manufacturing sector was rebounding. In the second quarter, however, economic activity appeared to abate and GDP grew at the much slower pace of 1.1%.

The fixed-income market benefited from the turmoil elsewhere. The Lehman Brothers Aggregate Index gained 3.8% for the year-to-date, outperforming the S&P 500 by 1760 basis points. Government and treasury issues were even stronger: the U.S. Government Index rose 8.8% and the U.S. Treasury Index gained 8.5%. Short-term treasury yields increased over the course of the year, while longer-term yields were largely unchanged. The 3-month bill yield rose 200 basis points to end June at 3.7% and the yield on the 2-year note gained 120 basis points to 4.2%.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
JUNE 30, 2002

MARKET OUTLOOK
Throughout the first half of the year, markets were plagued by a series of corporate scandals. Corporate executives were variously accused of fraudulent accounting methods, insider trading, and other malfeasance, shaking confidence in the markets even as the economy was on surer footing. But the number of firms responsible for outright fraud is only a tiny fraction of the 11,000 publicly traded companies. As the scandals begin to recede, the markets will return their focus to what really counts: the economic recovery and the profits rebound it should yield. Corporate earnings have already begun to rebound after the worst profits recession on record.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President

August 2002

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

INVESTMENT OVERVIEW

CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT JUNE 30, 2002)

[CHART]


U.S. Fixed Income Funds                            76.0%
U.S. Equity Funds                                  18.7
International Equity Funds                          4.0
International Fixed Income Fund                     0.8
Other                                               0.5


PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR GOVERNMENT
BOND INDEX AND THE COMPOSITE INDEX(1)


                                              TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                             AVERAGE
                                                              ANNUAL
                                                               SINCE
                                      YTD      ONE YEAR    INCEPTION
--------------------------------------------------------------------------------
Portfolio - Class A(3)               (2.62)%     (0.72)%      4.59%
Portfolio - Class B(3)               (2.83)%     (0.78)%      4.34%
Lehman 1-3 Year Government
    Bond Index                        2.54%       6.97%       6.48%
Composite Index                      (1.58)%      0.63%       5.12%

(1) The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3) Commenced operations on December 31, 1997.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the Morgan Stanley Institutional Fund Trust ("MSIFT") Institutional Class shares (the "Underlying Funds"). The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the Underlying Funds.

For the six months ended June 30, 2002, the Conservative Portfolio had a total return of -2.62% for the Class A shares and -2.83% for the Class B shares, compared to 2.54% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and -1.58% for the Composite Index.

We entered the year with an underweight allocation to equities. In recent weeks, as the market reached cheap valuations and oversold conditions, we added to our equity position to bring equities to an overweight position. As of June 30, 2002, our allocation to high yield was 8.1%, while our allocation to high quality U.S. and non-U.S. fixed income was 68.8%. Our allocation to equity mutual funds was 22.7% including 4% in non-U.S. equities.

Our performance this year has underperformed passive benchmarks. Although allocation strategies benefited the Portfolio, security selection in a volatile market and economic environment proved to be challenging. MSIF Equity Growth (-17.7%) underperformed the S&P 500 (-13.2%). Performance of the MSIFT High Yield Portfolio (-7.4%) also lagged the Salomon High Yield Market Index (6.7%), as the Portfolio's exposure to crossover credits, such as WorldCom and Tyco underperformed.

Partially offsetting these negative contributors to performance, several strategies added to results. These included an early overweight allocation to high quality fixed income, and an allocation to Japanese Equities (+7.6%), Emerging Market Equities (+4.4%), and Emerging Markets Debt (+1.4%).

As a result of the sharp decline in equity prices in recent weeks and a concomitant fall in bond yields, we believe U.S. stocks have reached levels of significant undervaluation. The S&P 500 is trading at close to 17 times forward earnings, even though

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

INVESTMENT OVERVIEW

CONSERVATIVE PORTFOLIO CONTINUED

current bond yields could easily justify a multiple of 20 times forward earnings. Valuations are even more attractive in Europe and Japan, which have outperformed U.S. markets so far this year. Even though past performance is not a guarantee of future results, from these levels, historically stocks in the U.S. have usually outperformed bonds. Buttressing our valuation assessment, sentiment indicators are pointing to extreme pessimism, thus laying the groundwork for a rally in stocks. Investor positioning has shifted from aggressively bullish three months ago to aggressively bearish. In our opinion, extreme sentiment readings can be a reliable contrarian indicator. The weak point of the equity market continues to be earnings dynamics, which are mixed. Near-term, U.S. preannouncements are improving, profits are likely to have bottomed in the fourth quarter of 2001 and most economic indicators in the U.S. and Europe are pointing to an economic recovery. However, some recent readings have been weaker than expected, and the structural hangover from the capex and consumption boom still point to a fragile and anemic recovery. Despite these reservations, stocks are, on balance, relatively attractive at this juncture, and we are overweight allocation to equities. Within equities, we maintain a positive outlook for select non-U.S. regions, including Japan and Emerging Markets. We are underweight allocation to bonds, including high yield bonds.

July 2002

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
CONSERVATIVE PORTFOLIO

FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

PORTFOLIO OF INVESTMENTS


                                                           VALUE
                                         SHARES            (000)
----------------------------------------------------------------
INVESTMENTS (100.2%)
----------------------------------------------------------------
U.S. FIXED INCOME FUNDS (76.0%)
   MSIFT High Yield Portfolio,
      Institutional Class               114,026           $  572
   MSIFT Limited Duration Portfolio,
      Institutional Class               450,073            4,766
----------------------------------------------------------------
                                                           5,338
----------------------------------------------------------------
U.S. EQUITY FUNDS (18.7%)
   MSIF Equity Growth Portfolio,
      Class A                            46,059              656
   MSIF Value Equity Portfolio,
      Class A                            76,956              656
----------------------------------------------------------------
                                                           1,312
----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS (4.0%)
   MSIF Active International Allocation
      Portfolio, Class A                 10,639               93
   MSIF Emerging Markets Portfolio,
      Class A                             5,338               60
   MSIF Japanese Value Equity Portfolio,
      Class A                            22,613              128
----------------------------------------------------------------
                                                             281
----------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND (0.8%)
   MSIF Emerging Markets Debt
      Portfolio, Class A                 19,048               57
----------------------------------------------------------------


                                           FACE
                                         AMOUNT
                                          (000)
----------------------------------------------------------------
REPURCHASE AGREEMENT (0.7%)
   J.P. Morgan Securities, Inc., 1.95%,
      dated 6/28/02, due 7/1/02        (a)  $51               51
----------------------------------------------------------------
Total Investments (100.2%) (Cost $7,273)                   7,039
Other Assets and Liabilites - Net (-0.2%)                    (18)
----------------------------------------------------------------
NET ASSETS (100%)                                         $7,021
================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
INVESTMENT OVERVIEW

MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT JUNE 30, 2002)

[CHART]

U.S. Fixed Income Funds                            47.3%
U.S. Equity Funds                                  32.8
International Equity Funds                         18.4
International Fixed Income Fund                     0.9
Other                                               0.6

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE
COMPOSITE INDEX(1)

                                           TOTAL RETURNS(2)
-------------------------------------------------------------------
                                                            AVERAGE
                                                             ANNUAL
                                                              SINCE
                                       YTD      ONE YEAR  INCEPTION
-------------------------------------------------------------------
Portfolio - Class A(3)               (4.75)%     (4.93)%      3.67%
Portfolio - Class B(3)               (4.87)%     (5.10)%      3.39%
S&P 500 Index                       (13.15)%    (17.97)%      1.78%
Composite Index                      (4.25)%     (5.14)%      3.79%

(1) The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3) Commenced operations on December 31, 1997.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the Morgan Stanley Institutional Fund Trust ("MSIFT") Institutional Class shares (the "Underlying Funds"). The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the Underlying Funds.

For the six months ended June 30, 2002, the Moderate Portfolio had a total return of -4.75% for the Class A shares and -4.87% for the Class B shares, compared to -13.15% for the S&P 500 Index and -4.25% for the Composite Index.

We entered the year with an underweight allocation to equities. In recent weeks, as the market reached cheap valuations and oversold conditions, we added to our equity position to bring equities to an overweight position. As of June 30, 2002, our allocation to equity mutual funds was 51.2%, including 18.4% in non-U.S. equities. Our allocation to high yield was 8.5%, while our allocation to high quality U.S. and non-U.S. fixed income was 48.2%.

Our performance this year has underperformed passive benchmarks. Although allocation strategies benefited the Portfolio, security selection in a volatile market and economic environment proved to be challenging. MSIF Equity Growth (17.6%) underperformed the S&P 500 (13.2%). Performance of the MSIFT High Yield Portfolio (-7.4%) also lagged the Salomon High Yield Market Index (6.7%), as the Portfolio's exposure to crossover credits, such as WorldCom and Tyco underperformed.

Partially offsetting these negative contributors to performance, several strategies added to results. These included an early overweight allocation to high quality fixed income, and an allocation to Japanese Equities (+7.6%), Emerging Market Equities (+4.4%), and Emerging Markets Debt (+1.4%). Security selection in non-U.S. equities also added value, as the Active International Allocation Portfolio (+1.0%) and the International Magnum Portfolio (+1.2%) outperformed the MSCI EAFE (1.6%).

As a result of the sharp decline in equity prices in recent weeks and a concomitant fall in bond yields, we believe U.S. stocks have reached levels of significant undervaluation. The S&P 500 is trading at close to 17 times forward earnings, even though

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

INVESTMENT OVERVIEW

MODERATE PORTFOLIO CONTINUED

current bond yields could easily justify a multiple of 20 times forward earnings. Valuations are even more attractive in Europe and Japan, which have outperformed U.S. markets so far this year. Even though past performance is not a guarantee of future results, from these levels, historically stocks in the U.S. have usually outperformed bonds. Buttressing our valuation assessment, sentiment indicators are pointing to extreme pessimism, thus laying the groundwork for a rally in stocks. Investor positioning has shifted from aggressively bullish three months ago to aggressively bearish. In our opinion, extreme sentiment readings can be a reliable contrarian indicator. The weak point of the equity market continues to be earnings dynamics, which are mixed. Near-term, U.S. preannouncements are improving, profits are likely to have bottomed in the fourth quarter of 2001 and most economic indicators in the U.S. and Europe are pointing to an economic recovery. However, some recent readings have been weaker than expected, and the structural hangover from the capex and consumption boom still point to a fragile and anemic recovery. Despite these reservations, stocks are, on balance, relatively attractive at this juncture, and we are overweight allocation to equities. Within equities, we maintain a positive outlook for select non-U.S. regions, including Japan and Emerging Markets. We are underweight allocation to bonds, including high yield bonds.

July 2002

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
MODERATE PORTFOLIO

FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

PORTFOLIO OF INVESTMENTS


                                                           VALUE
                                         SHARES            (000)
----------------------------------------------------------------
INVESTMENTS (100.4%)
----------------------------------------------------------------
U.S. FIXED INCOME FUNDS (47.3%)
   MSIFT High Yield Portfolio,
      Institutional Class               210,471         $  1,057
   MSIFT Intermediate Duration Portfolio,
      Institutional Class               464,707            4,842
----------------------------------------------------------------
                                                           5,899
----------------------------------------------------------------
U.S. EQUITY FUNDS (32.8%)
   MSIF Equity Growth Portfolio,
      Class A                           142,851            2,034
   MSIF Value Equity Portfolio,
      Class A                           241,189            2,055
----------------------------------------------------------------
                                                           4,089
----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS (18.4%)
   MSIF Active International Allocation
      Portfolio, Class A                 73,723              644
   MSIF Emerging Markets Portfolio,
      Class A                            16,681              188
   MSIF International Magnum Portfolio,
      Class A                           129,046            1,220
   MSIF Japanese Value Equity Portfolio,
      Class A                            43,551              246
----------------------------------------------------------------
                                                           2,298
----------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND (0.9%)
   MSIF Emerging Markets Debt Portfolio,
      Class A                            38,095              114
----------------------------------------------------------------


                                           FACE
                                         AMOUNT
                                          (000)
----------------------------------------------------------------
REPURCHASE AGREEMENT (1.0%)
   J.P. Morgan Securities, Inc., 1.95%,
      dated 6/28/02, due 7/1/02        (a) $120              120
----------------------------------------------------------------
Total Investments (100.4%) (Cost $13,181)                 12,520
Other Assets and Liabilites - Net (-0.4%)                    (47)
----------------------------------------------------------------
NET ASSETS (100%)                                        $12,473
================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

INVESTMENT OVERVIEW

AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT JUNE 30, 2002)

[CHART]

U.S. Equity Funds                                  47.0%
International Equity Funds                         39.6
U.S. Fixed Income Funds                            11.8
International Fixed Income Fund                     0.9
Other                                               0.7


PERFORMANCE COMPARED TO THE MSCI WORLD INDEX AND THE
COMPOSITE INDEX(1)


                                           TOTAL RETURNS(2)
-------------------------------------------------------------------
                                                            AVERAGE
                                                             ANNUAL
                                                              SINCE
                                        YTD     ONE YEAR  INCEPTION
-------------------------------------------------------------------
Portfolio-Class A(3)                 (6.55)%     (9.39)%      3.28%
Portfolio-Class B(3)                 (6.55)%     (9.51)%      3.06%
MSCI World Index                     (8.82)%    (15.22)%      0.50%
Composite Index                      (5.65)%     (9.43)%      2.29%

(1) The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region, including dividends. The Composite Index is a composite comprised of 50% of The Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3) Commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the Morgan Stanley Institutional Fund Trust ("MSIFT") Institutional Class shares (the "Underlying Funds"). The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the Underlying Funds.

For the six months ended June 30, 2002, the Aggressive Portfolio had a total return of -6.55% for Class A shares and -6.55% for Class B shares, compared to -8.82% for the MSCI World Index and -5.65% for the Composite Index.

We entered the year with an underweight allocation to equities. In recent weeks, as the market reached cheap valuations and oversold conditions, we added to our equity position to bring equities to an overweight position. As of June 30, 2002, our allocation to equity mutual funds was 86.6%, including 39.6% in non-U.S. equities. Our allocation to high quality U.S. and non-U.S. fixed income was 12.7%.

Our performance this year has underperformed passive benchmarks. Although allocation strategies benefited the Portfolio, security selection in a volatile market and economic environment proved to be challenging. MSIF Equity Growth (17.7%), MSIF Mid Cap Value (16.6%) and MSIF Mid Cap Growth (18.4%) underperformed the S&P 500 (13.2%).

Partially offsetting these negative contributors to performance, several strategies added to results. These included an early overweight allocation to high quality fixed income, and overweights to Japanese Equities (+7.6%), Emerging Market Equities (+4.4%), and Emerging Markets Debt (+1.4%). Security selection in non-U.S. equities also added value, as the Active International Allocation Portfolio (+1.0%) and the International Magnum Portfolio (+1.2%) outperformed the MSCI EAFE (1.6%).

As a result of the sharp decline in equity prices in recent weeks and a concomitant fall in bond yields, we believe U.S. stocks have reached levels of significant undervaluation. The S&P 500 is trading at close to 17 times forward earnings, even though current bond yields could easily justify a multiple of 20 times forward earnings. Valuations are even more attractive in Europe and Japan, which have outperformed U.S. markets so far this year. Even though past performance is not a guarantee of future

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

INVESTMENT OVERVIEW

AGGRESSIVE PORTFOLIO CONTINUED

results, from these levels, historically stocks in the U.S. have usually outperformed bonds. Buttressing our valuation assessment, sentiment indicators are pointing to extreme pessimism, thus laying the groundwork for a rally in stocks. Investor positioning has shifted from aggressively bullish three months ago to aggressively bearish. In our opinion, extreme sentiment readings can be a reliable contrarian indicator. The weak point of the equity market continues to be earnings dynamics, which are mixed. Near-term, U.S. preannouncements are improving, profits are likely to have bottomed in the fourth quarter of 2001 and most economic indicators in the U.S. and Europe are pointing to an economic recovery. However, some recent readings have been weaker than expected, and the structural hangover from the capex and consumption boom still point to a fragile and anemic recovery. Despite these reservations, stocks are, on balance, relatively attractive at this juncture, and we are overweight allocation to equities. Within equities, we maintain a positive outlook for select non-U.S. regions, including Japan and Emerging Markets. We are underweight allocation to bonds, including high yield bonds.

July 2002

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
AGGRESSIVE PORTFOLIO

FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

PORTFOLIO OF INVESTMENTS

                                                           VALUE
                                         SHARES            (000)
----------------------------------------------------------------
INVESTMENTS (100.4%)
----------------------------------------------------------------
U.S. FIXED INCOME FUNDS (11.8%)
   MSIFT Fixed Income Portfolio,
      Institutional Class               110,990         $  1,307
----------------------------------------------------------------
U.S. EQUITY FUNDS (47.0%)
   MSIFT Mid Cap Growth Portfolio,
      Institutional Class                23,517              333
   MSIFT Mid Cap Value Portfolio,
      Institutional Class                19,726              334
   MSIF Equity Growth Portfolio,
      Class A                           157,100            2,237
   MSIF Value Equity Portfolio,
      Class A                           268,082            2,284
----------------------------------------------------------------
                                                           5,188
----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS (39.6%)
   MSIF Active International Allocation
      Portfolio, Class A                122,394            1,070
   MSIF Emerging Markets Portfolio,
      Class A                           113,747            1,283
   MSIF International Magnum Portfolio,
      Class A                           190,339            1,799
   MSIF Japanese Value Equity Portfolio,
      Class A                            38,861              220
----------------------------------------------------------------
                                                           4,372
----------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND (0.9%)
   MSIF Emerging Markets Debt Portfolio,
      Class A                            31,746               95
----------------------------------------------------------------


                                           FACE
                                         AMOUNT
                                          (000)
----------------------------------------------------------------
REPURCHASE AGREEMENT (1.1%)
   J.P. Morgan Securities, Inc., 1.95%,
      dated 6/28/02, due 7/1/02        (a) $119              119
----------------------------------------------------------------

Total Investments (100.4%) (Cost $12,103)                 11,081
Other Assests and Liabilities - Net (-0.4%)                  (49)
----------------------------------------------------------------
NET ASSETS (100%)                                        $11,032
================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at June 30, 2002. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                CONSERVATIVE    MODERATE   AGGRESSIVE
                                                                                   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                                       (000)       (000)        (000)
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at Cost                                                                   $7,273     $13,181      $12,103
======================================================================================================================
   Investments, at Value                                                               $7,039     $12,520      $11,081
   Dividends Receivable                                                                     9          18           --
   Deferred Organization Costs                                                             10          10           10
   Receivable from Investment Adviser                                                      19          28           30
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                            7,077      12,576       11,121
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Bank Overdraft Payable                                                                 (10)        (20)          (1)
   Professional Fees Payable                                                              (29)        (48)         (47)
   Administrative Fees Payable                                                             (3)         (7)         (10)
   Custodian Fees Payable                                                                  (2)         (2)          (2)
   Shareholder Reporting Fees Payable                                                     (12)        (25)         (28)
   Other Liabilities                                                                       --          (1)          (1)
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         (56)       (103)         (89)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $7,021     $12,473      $11,032
======================================================================================================================
NET ASSETS CONSIST OF:
   Paid-in Capital                                                                     $7,389     $14,229      $13,315
   Undistributed Net Investment Income (Loss)                                              85         106           11
   Accumulated Net Realized Gain (Loss)                                                  (219)     (1,201)      (1,272)
   Unrealized Appreciation (Depreciation) on Investments                                 (234)       (661)      (1,022)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $7,021     $12,473      $11,032
======================================================================================================================
CLASS A:
NET ASSETS                                                                             $6,396     $11,873      $10,441
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
   (Authorized 1,500,000 shares)                                                          689       1,410        1,284
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $ 9.29     $  8.42      $  8.13
======================================================================================================================
CLASS B:
NET ASSETS                                                                             $  625     $   600      $   591
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
   (Authorized 1,500,000 shares)                                                           67          72           73
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                               $ 9.28     $  8.40      $  8.13
======================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)


                                                                                CONSERVATIVE    MODERATE   AGGRESSIVE
                                                                                   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                                       (000)       (000)        (000)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends Distributed from Underlying Funds                                         $  98       $ 126        $  30
   Interest                                                                                1           1            1
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME                                                                              99         127           31
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrative Fees:
   Basic Fee                                                                               7          15           13
   Less: Fees Waived                                                                      (7)        (15)         (13)
                                                                                       -----       -----        -----
                                                                                          --          --           --
   Professional Fees                                                                      14          23           27
   Shareholder Reporting                                                                   9          15           20
   Filing and Registration Fees                                                           23          23           23
   Amortization of Organizational Costs                                                   10          10           10
   Custodian Fees                                                                          5           7            7
   Distribution Fees on Class B Shares                                                     1           1            1
   Other Expenses                                                                          2           1            1
   Expenses Reimbursed by Adviser                                                        (50)        (59)         (69)
----------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                        14          21           20
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                              85         106           11
----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
   Investments Sold                                                                      (32)       (197)        (539)
----------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
   Investments                                                                          (228)       (507)        (250)
----------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)     (260)       (704)        (789)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $(175)      $(598)       $(778)
======================================================================================================================

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS


                                                       CONSERVATIVE PORTFOLIO           MODERATE PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                    SIX MONTHS                    SIX MONTHS
                                                         ENDED                         ENDED
                                                      JUNE 30,      YEAR ENDED      JUNE 30,      YEAR ENDED
                                                          2002    DECEMBER 31,          2002    DECEMBER 31,
                                                   (UNAUDITED)            2001   (UNAUDITED)            2001
                                                   ---------------------------   ---------------------------
                                                         (000)           (000)         (000)           (000)
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS OPERATIONS:
----------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                         $   85          $  224       $   106         $   413
   Net Realized Gain (Loss)                                (32)           (121)         (197)           (826)
   Change in Unrealized
      Appreciation (Depreciation)                         (228)             75          (507)            292
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                           (175)            178          (598)           (121)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
   CLASS A:
   Net Investment Income                                    --            (207)           --            (371)
   Net Realized Gain                                        --              --            --             (81)
   CLASS B:
   Net Investment Income                                    --             (27)           --             (20)
   Net Realized Gain                                        --              --            --              (8)
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                      --            (234)           --            (480)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
   Subscribed                                            4,816           5,744         4,413           8,784
   Distributions Reinvested                                 --             206            --             452
   Redeemed                                             (3,003)         (3,470)       (3,063)         (3,208)
   CLASS B:
   Subscribed                                               --              --            --             294
   Distributions Reinvested                                 --              27            --              28
   Redeemed                                                 --              --            --            (295)
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Capital Share Transactions          1,813           2,507         1,350           6,055
----------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets               1,638           2,451           752           5,454
NET ASSETS:
   Beginning of Period                                   5,383           2,932        11,721           6,267
----------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                        $7,021          $5,383       $12,473         $11,721
----------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
      INCLUDED IN END OF PERIOD NET ASSETS              $   85              --       $   106              --
----------------------------------------------------------------------------------------------------------------
   (1) Capital Share Transactions:
----------------------------------------------------------------------------------------------------------------
   CLASS A:
   Shares Subscribed                                       508             587           504             960
   Shares Issued on Reinvesting Distributions               --              22            --              51
   Shares Redeemed                                        (316)           (353)         (349)           (355)
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Class A Shares Outstanding   192             256           155             656
----------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Subscribed                                        --              --            --              --
   Shares Issued on Reinvesting Distributions               --               2            --               3
   Shares Redeemed                                          --              --            --              --
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Class B Shares Outstanding    --               2            --               3
----------------------------------------------------------------------------------------------------------------


                                                       AGGRESSIVE PORTFOLIO
                                                    -------------------------
                                                     SIX MONTHS
                                                          ENDED
                                                       JUNE 30,    YEAR ENDED
                                                           2002  DECEMBER 31,
                                                    (UNAUDITED)          2001
                                                    -------------------------
                                                          (000)         (000)
-----------------------------------------------------------------------------
INCREASE IN NET ASSETS OPERATIONS:
-----------------------------------------------------------------------------
   Net Investment Income (Loss)                         $    11       $   200
   Net Realized Gain (Loss)                                (539)         (636)
   Change in Unrealized
      Appreciation (Depreciation)                          (250)         (202)
-----------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                            (778)         (638)
------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
   CLASS A:
   Net Investment Income                                     --          (153)
   Net Realized Gain                                         --          (158)
   CLASS B:
   Net Investment Income                                     --            (9)
   Net Realized Gain                                         --           (12)
-----------------------------------------------------------------------------
   Total Distributions                                       --          (332)
-----------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
   Subscribed                                             4,681         8,292
   Distributions Reinvested                                  --           311
   Redeemed                                              (3,205)       (4,043)
   CLASS B:
   Subscribed                                                --            --
   Distributions Reinvested                                  --            21
   Redeemed                                                  --            --
-----------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Capital Share Transactions           1,476         4,581
-----------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                  698         3,611
NET ASSETS:
   Beginning of Period                                   10,334         6,723
-----------------------------------------------------------------------------
   END OF PERIOD                                        $11,032       $10,334
-----------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
      INCLUDED IN END OF PERIOD NET ASSETS              $    11            --
-----------------------------------------------------------------------------
   (1) Capital Share Transactions:
-----------------------------------------------------------------------------
   CLASS A:
   Shares Subscribed                                        543           913
   Shares Issued on Reinvesting Distributions                --            35
   Shares Redeemed                                         (374)         (450)
-----------------------------------------------------------------------------
   Net Increase (Decrease) in Class A Shares Outstanding    169           498
-----------------------------------------------------------------------------
   CLASS B:
   Shares Subscribed                                         --            --
   Shares Issued on Reinvesting Distributions                --             3
   Shares Redeemed                                           --            --
-----------------------------------------------------------------------------
   Net Increase (Decrease) in Class B Shares Outstanding     --             3
-----------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
FINANCIAL HIGHLIGHTS

CONSERVATIVE PORTFOLIO

SELECTED PER SHARE DATA AND RATIOS:

                                                                                                   CLASS A
                                                                             -------------------------------------

                                                         SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2002    -------------------------------------
                                                               (UNAUDITED)         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    9.53        $ 9.60       $10.09        $10.18
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.11          0.42         0.56          0.56
Net Realized and Unrealized Gain (Loss)                            (0.35)        (0.04)       (0.26)          0.31
------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                                (0.24)          0.38         0.30          0.87
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                  --        (0.45)       (0.76)        (0.76)
Net Realized Gain                                                      --            --       (0.03)        (0.20)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 --        (0.45)       (0.79)        (0.96)
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                  $    9.29        $ 9.53       $ 9.60        $10.09
==================================================================================================================
TOTAL RETURN                                                     (2.62)%#         4.07%        3.06%         8.69%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $   6,396        $4,740      $ 2,313       $ 4,414
Ratio of Expenses to Average Net Assets (1)                      0.39%(a)         0.43%        0.28%         0.31%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)  2.73%(a)         7.81%        6.08%         5.02%
Portfolio Turnover                                                   57%#           92%          59%           61%
------------------------------------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                $    0.07        $ 0.15       $ 0.19        $ 0.27
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                             2.21%(a)         2.64%        2.38%         2.74%
      Net Investment Income (Loss) to Average Net Assets         0.92%(a)         5.60%        3.99%         2.59%
==================================================================================================================


                                                                  -----------------------
                                                                            ONE DAY ENDED
                                                                  ---------- DECEMBER 31,
                                                                        1998        1997*
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.00    $   10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                            0.35           --
Net Realized and Unrealized Gain (Loss)                                 0.42           --
-----------------------------------------------------------------------------------------
   Total From Investment Operations                                     0.77           --
-----------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                 (0.46)           --
Net Realized Gain                                                     (0.13)           --
-----------------------------------------------------------------------------------------
   Total Distributions                                                (0.59)           --
=========================================================================================
NET ASSET VALUE, END OF PERIOD                                        $10.18    $   10.00
=========================================================================================
TOTAL RETURN                                                           7.76%       0.00%#
=========================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $3,141    $     517
Ratio of Expenses to Average Net Assets (1)                            0.32%     0.00%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (1)        5.31%     0.00%(a)
Portfolio Turnover                                                      129%          0%#
-----------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                      $ 0.27    $    0.00
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                                   4.45%     0.00%(a)
      Net Investment Income (Loss) to Average Net Assets               1.21%     0.00%(a)
=========================================================================================

                                                                                                CLASS B
                                                                             -------------------------------------

                                                         SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31
                                                            JUNE 30, 2002    -------------------------------------
                                                               (UNAUDITED)         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    9.54        $ 9.59       $10.08        $10.18
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.12          0.49         0.66          0.50
Net Realized and Unrealized Gain (Loss)                            (0.38)        (0.12)       (0.38)          0.33
------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                                (0.26)          0.37         0.28          0.83
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                  --        (0.42)       (0.74)        (0.73)
Net Realized Gain                                                      --            --       (0.03)        (0.20)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 --        (0.42)       (0.77)        (0.93)
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                  $    9.28        $ 9.54       $ 9.59        $10.08
==================================================================================================================
TOTAL RETURN                                                     (2.83)%#         4.03%        2.81%         8.33%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $     625        $  643       $  619        $  602
Ratio of Expenses to Average Net Assets (2)                      0.64%(a)         0.68%        0.54%         0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)  2.48%(a)         7.74%        6.40%         4.73%
Portfolio Turnover                                                   57%#           92%          59%           61%
------------------------------------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                $    0.22        $ 0.22       $ 0.24        $ 0.25
   Ratios Before Expense Limitiation:
      Expenses to Average Net Assets                             2.46%(a)         2.89%        2.63%         2.90%
      Net Investment Income (Loss) to Average Net Assets         0.67%(a)         5.37%        4.09%         2.39%
==================================================================================================================


                                                                -----------------------
                                                                          ONE DAY ENDED
                                                                ---------- DECEMBER 31,
                                                                     1998         1997*
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.00       $ 10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.52            --
Net Realized and Unrealized Gain (Loss)                              0.23            --
---------------------------------------------------------------------------------------
   Total From Investment Operations                                  0.75            --
---------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                              (0.44)            --
Net Realized Gain                                                  (0.13)            --
---------------------------------------------------------------------------------------
   Total Distributions                                             (0.57)            --
=======================================================================================
NET ASSET VALUE, END OF PERIOD                                     $10.18     $   10.00
=======================================================================================
TOTAL RETURN                                                        7.52%        0.00%#
=======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $  555     $     516
Ratio of Expenses to Average Net Assets (2)                         0.57%      0.00%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (2)     5.06%      0.00%(a)
Portfolio Turnover                                                   129%           0%#
---------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                   $ 0.42     $    0.00
   Ratios Before Expense Limitiation:
      Expenses to Average Net Assets                                4.70%      0.00%(a)
      Net Investment Income (Loss) to Average Net Assets            0.96%      0.00%(a)
=======================================================================================

*   Commencement of operations
(a) Annualized
#   Not annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
FINANCIAL HIGHLIGHTS

MODERATE PORTFOLIO

SELECTED PER SHARE DATA AND RATIOS:

                                                                                               CLASS A
                                                                             -------------------------------------

                                                         SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2002    -------------------------------------
                                                               (UNAUDITED)         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    8.84       $  9.40     $  10.69       $ 10.49
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.07          0.34         0.78          0.39
Net Realized and Unrealized Gain (Loss)                            (0.49)        (0.50)       (0.94)          1.23
------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                                (0.42)        (0.16)       (0.16)          1.62
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                  --        (0.32)       (0.64)        (0.89)
Net Realized Gain                                                      --        (0.08)       (0.49)        (0.53)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 --        (0.40)       (1.13)        (1.42)
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                  $    8.42       $  8.84     $   9.40       $ 10.69
==================================================================================================================
TOTAL RETURN                                                     (4.75)%#       (1.67)%      (1.37)%        15.79%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $11,873       $11,090     $  5,624       $ 5,720
Ratio of Expenses to Average Net Assets (1)                      0.33%(a)         0.27%        0.21%         0.23%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)  1.71%(a)         4.46%        7.43%         3.59%
Portfolio Turnover                                                   31%#           71%          59%           87%
------------------------------------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                  $  0.05       $  0.11     $   0.16        $ 0.26
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                             1.51%(a)         1.83%        1.70%         2.58%
      Net Investment Income (Loss) to Average Net Assets         0.53%(a)         2.90%        5.95%         1.23%
==================================================================================================================



                                                                 ---------------------
                                                                         ONE DAY ENDED
                                                                 -------- DECEMBER 31,
                                                                     1998        1997*
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $10.00       $ 10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                        0.28            --
Net Realized and Unrealized Gain (Loss)                             0.71            --
--------------------------------------------------------------------------------------
   Total From Investment Operations                                 0.99            --
--------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                             (0.43)            --
Net Realized Gain                                                 (0.07)            --
--------------------------------------------------------------------------------------
   Total Distributions                                            (0.50)            --
======================================================================================
NET ASSET VALUE, END OF PERIOD                                    $10.49     $   10.00
======================================================================================
TOTAL RETURN                                                       9.93%        0.00%#
======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $4,580     $     517
Ratio of Expenses to Average Net Assets (1)                        0.25%      0.00%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (1)    4.26%      0.00%(a)
Portfolio Turnover                                                  139%           0%#
--------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                  $ 0.22     $    0.00
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                               3.63%      0.00%(a)
      Net Investment Income (Loss) to Average Net Assets           0.88%      0.00%(a)
======================================================================================

                                                                                                   CLASS B
                                                                             -------------------------------------

                                                         SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2002    -------------------------------------
                                                               (UNAUDITED)         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $  8.83        $ 9.39       $10.68       $ 10.48
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                         0.06          0.40         0.73          0.37
Net Realized and Unrealized Gain (Loss)                            (0.49)        (0.59)       (0.92)          1.23
------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                                (0.43)        (0.19)       (0.19)          1.60
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                  --        (0.29)       (0.61)        (0.87)
Net Realized Gain                                                      --        (0.08)       (0.49)        (0.53)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 --        (0.37)       (1.10)        (1.40)
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                  $    8.40        $ 8.83       $ 9.39       $ 10.68
==================================================================================================================
TOTAL RETURN                                                     (4.87)%#       (1.94)%      (1.61)%        15.54%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $     600        $  631       $  643        $  654
Ratio of Expenses to Average Net Assets (2)                      0.58%(a)         0.52%        0.46%         0.48%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)  1.46%(a)         4.21%        7.22%         3.35%
Portfolio Turnover                                                   31%#           71%          59%           87%
------------------------------------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                $    0.05        $ 0.17       $ 0.16        $ 0.26
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                             1.76%(a)         2.08%        1.95%         2.81%
      Net Investment Income (Loss) to Average Net Assets         0.28%(a)         2.51%        5.74%         1.02%
==================================================================================================================


                                                                 --------------------
                                                                        ONE DAY ENDED
                                                                 ------- DECEMBER 31,
                                                                    1998        1997*
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00      $  10.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                       0.42            --
Net Realized and Unrealized Gain (Loss)                            0.53            --
-------------------------------------------------------------------------------------
   Total From Investment Operations                                0.95            --
-------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                            (0.40)            --
Net Realized Gain                                                (0.07)            --
-------------------------------------------------------------------------------------
   Total Distributions                                           (0.47)            --
=====================================================================================
NET ASSET VALUE, END OF PERIOD                                   $10.48     $   10.00
=====================================================================================
TOTAL RETURN                                                      9.57%        0.00%#
=====================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $  566     $     516
Ratio of Expenses to Average Net Assets (2)                       0.50%      0.00%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (2)   4.01%      0.00%(a)
Portfolio Turnover                                                 139%           0%#
-------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                 $ 0.35     $    0.00
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                              3.88%      0.00%(a)
      Net Investment Income (Loss) to Average Net Assets          0.63%      0.00%(a)
=====================================================================================

*   Commencement of operations
(a) Annualized
#   Not annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
FINANCIAL HIGHLIGHTS

AGGRESSIVE PORTFOLIO

SELECTED PER SHARE DATA AND RATIOS:


                                                                                                CLASS A
                                                                             -------------------------------------

                                                         SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2002    -------------------------------------
                                                               (UNAUDITED)         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    8.70      $   9.77      $ 12.30       $ 10.49
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                        0.00+          0.17         0.83          0.24
Net Realized and Unrealized Gain (Loss)                            (0.57)        (0.92)       (1.80)          3.29
------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                                (0.57)        (0.75)       (0.97)          3.53
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                  --        (0.14)       (0.57)        (0.86)
Net Realized Gain                                                      --        (0.18)       (0.99)        (0.86)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 --        (0.32)       (1.56)        (1.72)
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                  $    8.13      $   8.70      $  9.77       $ 12.30
==================================================================================================================
TOTAL RETURN                                                     (6.55)%#       (7.71)%      (7.92)%        34.31%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                           $  10,441      $  9,701      $ 6,035       $ 6,200
Ratio of Expenses to Average Net Assets (1)                      0.36%(a)         0.29%        0.27%         0.28%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)  0.22%(a)         2.35%        7.44%         1.36%
Portfolio Turnover                                                   42%#           63%          50%          106%
------------------------------------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                $    0.06      $   0.12      $  0.15        $ 0.42
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                             1.91%(a)         2.02%        1.62%         2.66%
      Net Investment Income (Loss) to Average Net Assets       (1.33)%(a)         0.62%        6.12%       (1.03)%
==================================================================================================================


                                                                ---------------------
                                                                        ONE DAY ENDED
                                                                -------- DECEMBER 31,
                                                                    1998        1997*
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00      $  10.00
-------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                       0.13            --
Net Realized and Unrealized Gain (Loss)                            0.70            --
-------------------------------------------------------------------------------------
   Total From Investment Operations                                0.83            --
-------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                            (0.24)            --
Net Realized Gain                                                (0.10)            --
-------------------------------------------------------------------------------------
   Total Distributions                                           (0.34)            --
=====================================================================================
NET ASSET VALUE, END OF PERIOD                                   $10.49     $   10.00
=====================================================================================
TOTAL RETURN                                                      8.38%        0.00%#
=====================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $4,194     $     517
Ratio of Expenses to Average Net Assets (1)                       0.31%      0.00%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets (1)   2.18%      0.00%(a)
Portfolio Turnover                                                 188%           0%#
-------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                  $0.23     $    0.00
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                              4.19%      0.00%(a)
      Net Investment Income (Loss) to Average Net Assets        (1.69)%      0.00%(a)
=====================================================================================


                                                                                                  CLASS B
                                                                             -------------------------------------

                                                         SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2002    -------------------------------------
                                                               (UNAUDITED)         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     8.70      $   9.78     $  12.30      $  10.50
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                        0.00+          0.17         0.79          0.19
Net Realized and Unrealized Gain (Loss)                            (0.57)        (0.95)       (1.78)          3.30
------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                                (0.57)        (0.78)       (0.99)          3.49
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                                  --        (0.12)       (0.54)        (0.83)
Net Realized Gain                                                      --        (0.18)       (0.99)        (0.86)
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                                 --        (0.30)       (1.53)        (1.69)
==================================================================================================================
NET ASSET VALUE, END OF PERIOD                                 $     8.13      $   8.70     $   9.78      $  12.30
==================================================================================================================
TOTAL RETURN                                                     (6.55)%#       (8.02)%      (8.07)%        33.88%
==================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $      591      $    633     $    688      $    748
Ratio of Expenses to Average Net Assets (2)                      0.61%(a)         0.54%        0.52%         0.53%
Ratio of Net Investment Income (Loss) to Average Net Assets(2) (0.03)%(a)         2.10%        7.05%         1.00%
Portfolio Turnover                                                   42%#           63%          50%          106%
------------------------------------------------------------------------------------------------------------------
(2)   Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income               $     0.07      $   0.16     $   0.15      $   0.46
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                             2.16%(a)         2.27%        1.87%         2.93%
      Net Investment Income (Loss) to Average Net Assets       (1.58)%(a)         0.36%        5.74%       (1.39)%
==================================================================================================================



                                                                ----------------------
                                                                         ONE DAY ENDED
                                                                --------- DECEMBER 31,
                                                                     1998        1997*
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.00     $   10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                        0.20            --
Net Realized and Unrealized Gain (Loss)                             0.62            --
--------------------------------------------------------------------------------------
   Total From Investment Operations                                 0.82            --
--------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF
Net Investment Income                                             (0.22)            --
Net Realized Gain                                                 (0.10)            --
--------------------------------------------------------------------------------------
   Total Distributions                                            (0.32)            --
======================================================================================
NET ASSET VALUE, END OF PERIOD                                   $ 10.50     $   10.00
======================================================================================
TOTAL RETURN                                                       8.23%        0.00%#
======================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $   559     $     516
Ratio of Expenses to Average Net Assets (2)                        0.56%      0.00%(a)
Ratio of Net Investment Income (Loss) to Average Net Assets(2)     1.93%      0.00%(a)
Portfolio Turnover                                                  188%           0%#
--------------------------------------------------------------------------------------
(2)   Effect of Voluntary Expense Limitation During the Period:
      Per Share Benefit to Net Investment Income                 $  0.41     $    0.00
   Ratios Before Expense Limitation:
      Expenses to Average Net Assets                               4.44%      0.00%(a)
      Net Investment Income (Loss) to Average Net Assets         (1.94)%      0.00%(a)
======================================================================================

*   Commencement of operations
(a) Annualized
#   Not annualized
+   Amount is less than $0.005 per share.

The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios: Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Institutional Fund, Inc. and Institutional Class shares of certain investment portfolios of Morgan Stanley Institutional Fund Trust (each an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The book/tax differences are either temporary or permanent in nature. Temporary differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (CONT'D)

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid-in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Investment Management Inc. ("MSIM" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and J.P. Morgan Chase, J.P. Morgan Chase & Co. provides certain administrative services to the Fund through its corporate affiliate J.P. Morgan Investor Services Company ("JPMIS"). For such services, the Adviser pays JPMIS a portion of the fee the Adviser receives from the Fund. An employee of JPMIS is an officer of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:


                                                   MAXIMUM
                                                EXPENSE RATIO
                                             -------------------
PORTFOLIO                                    CLASS A     CLASS B
----------------------------------------------------------------
Conservative                                   0.80%       1.05%

Moderate                                       0.90%       1.15%

Aggressive                                     1.10%       1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, and an affiliate of MSIM, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: JPMorgan Chase Bank serves as the custodian of the investments and cash of the Portfolios.

E. PURCHASES AND SALES: For the six months ended June 30, 2002, purchases and sales of Underlying Funds were as follows:


                                           PURCHASES       SALES
PORTFOLIO                                      (000)       (000)
----------------------------------------------------------------
Conservative                                  $5,493      $3,542

Moderate                                       6,013       3,899

Aggressive                                     6,407       4,449

For the six months ended June 30, 2002, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At June 30, 2002, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:


                                                             NET
                                                      UNREALIZED
                              UNREALIZED  UNREALIZED     APPREC.
                       COST      APPREC.     DEPREC.   (DEPREC.)
PORTFOLIO             (000)        (000)       (000)       (000)
----------------------------------------------------------------
Conservative        $ 7,273          $ 9     $  (243)    $  (234)

Moderate             13,181          111        (772)       (661)

Aggressive           12,103          102      (1,124)     (1,022)

At December 31, 2001, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through December 31, of the year indicated.


                                                2008        2009
PORTFOLIO                                      (000)       (000)
----------------------------------------------------------------
Conservative                                     $12        $ 26

Moderate                                          --         174

Aggressive                                        --          51

MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (CONT'D)

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002 for U.S. Federal income tax purposes, post-October capital losses as follows:


                                                         CAPITAL
PORTFOLIO                                                  (000)
----------------------------------------------------------------
Conservative                                                   8

Moderate                                                      33

Aggressive                                                    39

Certain Portfolios have investments in Underlying Funds which invest in high yield and/or foreign securities.

Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.